Debt - Additional Information (Details) - USD ($) $ in Thousands						12 Months Ended
	Dec. 31, 2021	Dec. 23, 2021	Apr. 30, 2021	Dec. 16, 2020	Jul. 27, 2020	Dec. 31, 2021	Dec. 22, 2021		Dec. 31, 2020
Debt Instrument [Line Items]
Amortization of debt issuance costs	$ 16						$ 3,126	[1]	$ 205	[1]
Long term debt date of maturity					Jul. 27, 2026
Interest and debt expense	251						$ 13,063		3,635
New Credit Agreement [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long term debt		$ 152,000
Debt issuance costs gross		$ 1,828
Long term debt date of maturity		Dec. 31, 2026
Increase decrease in term loan facility and revolving credit facility		$ 100,000
Revolving Credit Facility [Member] | New Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		50,000
Borrowings from credit agreement	$ 27,000					$ 27,000
Two Thousand And Twenty One Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 172,000
Repayment of loan			$ 20,000
Paycheck Protection Programme Loan [Member]
Debt Instrument [Line Items]
Proceeds from issuance of long term debt						$ 1,624			1,624
Two Thousand And Eighteen Credit Facility [Member] | Second and Third Amendment Agreement To The Credit Facility [Member] | Delayed Draw Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument unused borrowing capacity									510
Two Thousand And Eighteen Credit Facility [Member] | Revolving Credit Facility [Member] | Second and Third Amendment Agreement To The Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility capacity available for specific purposes other than trade purchases									$ 3,100
Two Thousand And Twenty Credit Facility [Member] | Secured Subordinated Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument face value				$ 40,500	$ 34,500
Two Thousand And Twenty Credit Facility [Member] | Secured Subordinated Credit Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value					19,500
Proceeds from issuance of long term debt					19,500
Debt issuance costs gross					$ 520
Debt instrument date of first required payment					Sep. 30, 2020
Debt instrument periodic payment principal					$ 50
Two Thousand And Twenty Credit Facility [Member] | Secured Subordinated Credit Facility [Member] | Delayed Draw Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument face value					$ 15,000
Debt instrument date of first required payment					Mar. 31, 2021
Debt instrument periodic payment principal					$ 100
Long term debt variable interest rate percentage									7.738%
Debt instrument unused borrowing capacity commitement fee percentage				0.50%					1.00%
Debt issuance costs capitalized				$ 32
Debt instrument frequency of periodic payment					quarterly
Two Thousand And Twenty Credit Facility [Member] | Secured Subordinated Credit Facility [Member] | Delayed Draw Term Loan [Member] | For The First Six Months [Member]
Debt Instrument [Line Items]
Debt issuance costs gross				692
Amortization of debt issuance costs				$ 660
Term Loan [Member] | New Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value		125,000
Letter of Credit [Member] | Revolving Credit Facility [Member] | New Credit Agreement [Member]
Debt Instrument [Line Items]
Line of credit maximum borrowing capacity		$ 5,000

[1]	See accompanying notes to the consolidated financial statements.